Share-Based Compensation - Summary Of Share Based Compensation Expense (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 23, 2019 CNY (¥)	Aug. 23, 2019 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-Based Compensation
Allocated share based compensation	¥ 63,574	$ 9,743
General and administrative expenses
Share-Based Compensation
Allocated share based compensation			¥ 495	$ 70	¥ 19,762	¥ 68,932